Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases with Remaining Terms Exceeding One (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013
Leases [Line Items]
Total minimum lease payments	¥ 153,799
Less: Sublease rental income	(10,603)
Net minimum lease payments	¥ 143,196